Deferred revenue (Details Textual) $ / shares in Units, $ in Millions		1 Months Ended		6 Months Ended
	Mar. 01, 2016 USD ($) Number $ / shares shares	Feb. 23, 2016 USD ($)	Feb. 23, 2016 CAD ($)	Jun. 30, 2017 shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD ($)
Deferred Revenue		$ 33,200,000			$ 23,440,000	$ 24,658,000
Equity Participation And Funding Agreement Deposit Refunded During Period		$ 6,800,000
Equity Participation And Funding Agreement Percentage Reduction In The Metal Credits Required To Deliver To Counterparty		17.00%	17.00%
Equity Participation And Funding Agreement Deposit Refunded During Period Cash Portion		$ 5,500,000
Equity Participation And Funding Agreement Deposit Refunded During Period Equity Portion		1,300,000
Share Price | $ / shares	$ 0.3496
Equity Participation And Funding Agreement Entity's Economic Interest Below Which No Further Refund Of Deposit Will Be Required	17.00%
Equity Participation And Funding Agreement Entity's Economic Interest Above Which The Entity May Refund A Corresponding Portion Of The Deposit It Cash Or Common Shares	17.00%
Equity Participation And Funding Agreement Entity's Economic Interest Below Which The Entity May Refund A Corresponding Portion Of The Deposit It Cash Or Common Shares	34.00%
Equity Participation And Funding Agreement Determination Of The Value Of Each Common Share Number Of Days After The Reduction In Economic Interest At Which Time Determination Will Be Made	90 days
Equity Participation And Funding Agreement Percentage Of Remaining Shares To Not Be Refunded If Counterparty Becomes A Control Person	50.00%
Equity Participation And Funding Agreement Percentage Of Remaining Shares To Be Refunded If Counterparty Becomes A Control Person	50.00%
Equity Participation And Funding Agreement Maximum Share Ownership Percentage Of Counterparty	20.00%
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Ounce Of Gold	$ 220
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Ounce Of Silver	5
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Pound Of Copper	0.50
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Ounce Of Gold Beyond Threshold	500
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Ounce Of Silver Beyond Threshold	10
Equity Participation And Funding Agreement Cash Payments To Be Received From Counterparty Per Pound Of Copper Beyond Threshold	$ 1.10
Share Capital [Member]
Stock Issued During Period, Shares, New Issues | shares				18,529,000
Sandstorm [Member] | The 2013 Agreement [Member]
Deferred Revenue							$ 40,000,000	$ 40.0
Sandstorm [Member] | Equity Participation And Funding Agreement, Agreement To Amend [Member]
Equity Participation And Funding Agreement Deposit Refunded During Period		$ 6,800,000	$ 30.9
Sandstorm [Member] | Amended Sandstorm Agreement [Member]
Equity Participation And Funding Agreement Initial Term	50 years
Equity Participation And Funding Agreement Term Of Extensions	10 years
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Share Capital [Member]
Stock Issued During Period, Shares, New Issues | shares	5,128,604
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Shivee Tolgoi Mining License Excluding Shivee West [Member]
Equity Participation And Funding Agreement Percentage Of Gold And Silver Credits Agreed To Purchase And Deliver	28.10%
Equity Participation And Funding Agreement Percentage Of Copper Agreed To Purchase And Deliver	2.10%
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Javhlant Mining License [Member]
Equity Participation And Funding Agreement Percentage Of Gold And Silver Credits Agreed To Purchase And Deliver	21.30%
Equity Participation And Funding Agreement Percentage Of Copper Agreed To Purchase And Deliver	2.10%
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Maximum [Member]
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Gold To Be Produced Before The Cash Payments From Counterparty Will Be Increased | Number	8,600,000
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Silver To Be Produced Before The Cash Payments From Counterparty Will Be Increased | Number	40,300,000
Equity Participation And Funding Agreement Threshold Number Of Pounds Of Copper To Be Produced Before The Cash Payments From Counterparty Will Be Increased | Number	9,100,000,000